Deposits, Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturities of Time Deposits [Abstract]
2021	$ 136,634
2022	51,677
2023	13,727
2024	3,289
2025	1,147
Thereafter	187
Total time deposits	206,661	$ 209,758
Brokered deposits	$ 18,834	$ 25,797